INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Intangible assets with indefinite lives:
Domain name	285	277
Insurance brokerage license, trademark and others	1,071	1,125
Intangible assets with finite lives:
Patents and trademark	18,690	18,344
Less: accumulated amortization	10,178	12,655
Intangible assets, net	9,868	7,091

During the year ended December 31, 2023, the Group has recorded US$1,135 impairment loss on the insurance brokerage license. Subsequently in August 2023, the Group disposed of such insurance brokerage license to a third party for a total cash consideration of US$2,824. Accordingly the carrying amount of the insurance brokerage license and the deferred tax liabilities balance amounting to US$1,316 arose from the acquisition of such insurance brokerage license were derecognized.

7. INTANGIBLE ASSETS, NET - CONTINUED

Amortization expenses for the intangible assets for the years ended December 31, 2022, 2023 and 2024, were US$2,558, US$2,494 and US$2,446, respectively. Future amortization expenses relating to the existing intangible assets amounted to US$1,780 for the next year, US$1,246 for the second and third year, US$1,186 for the fourth year, US$181 for the fifth year and US$50 thereafter.